Commitment and Contingencies (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 21, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Nov. 30, 2025	Dec. 31, 2023
Commitment and Contingencies [Line Items]
Advisory fee		$ 46,800
Cash		$ 68,934	$ 2,151,000	$ 2,151,000	$ 68,934		$ 1,677
Moonshot Agreement [Member]
Commitment and Contingencies [Line Items]
Retainer fee				50,000	50,000
LOI signature fee				25,000	25,000
Milestone fee				225,000	225,000
Sucess fee				$ 2,500,000	$ 2,500,000
Combined entity, ordinary shares (in Shares)				623,000	623,000
Warrants outstanding (in Shares)		1,000,000	1,000,000	1,000,000	1,000,000
Strike price per share (in Dollars per share)				$ 7	$ 7
Pocket expenses				$ 50,000	$ 50,000
Shares issued (in Shares)			223,000	223,000
Remaining shares, issued (in Shares)			400,000	400,000
Incurred advisory fees			$ 17,000	$ 284,000
Loeb & Loeb LLP Agreement [Member]
Commitment and Contingencies [Line Items]
Fees				1,250,000
Payable in staged retainer payments				250,000
Monthly fee			594,000	1,509,000
Alliance Advisors, LLC Agreement [Member]
Commitment and Contingencies [Line Items]
Sucess fee				75,000
Fees			56,000	72,000
Monthly fee				17,000
Cash			10,000	10,000
Deferred fee			7,000	$ 7,000
Service fee percentage				3.00%
Paragon Energy Solutions Agreement [Member]
Commitment and Contingencies [Line Items]
Fees			$ 51,000	$ 51,000
Senior Advisor Agreement [Member]
Commitment and Contingencies [Line Items]
Grants of restricted shares (in Shares)				180,000
Commission percentage	1.00%
Subsequent Event [Member] | Alliance Advisors, LLC Agreement [Member]
Commitment and Contingencies [Line Items]
Deferred monthly fee						$ 39,000